Contract Assets and Receivables, Net - Schedule of Contract Assets and Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract Assets
Short-term:
Gross	¥ 1,572,959	¥ 3,721,794
Allowance	(79,802)	(203,027)
Net	1,493,157	3,518,767
Long-term:
Gross	178,424	242,786
Allowance	(10,110)	(24,988)
Net	168,314	217,798
Service Fees Receivable
Short-term:
Gross	1,092,334	956,827
Allowance	(152,709)	(149,057)
Net	939,625	807,770
Guarantee Receivable
Short-term:
Gross	1,356,857	1,179,026
Allowance	(26,543)	(57,506)
Net	1,330,314	1,121,520
Long-term:
Gross	153,641	105,535
Allowance	(4,459)	(5,931)
Net	¥ 149,182	¥ 99,604